Leases (Details) - Schedule of Maturities of Operating and Finance Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Operating and Finance Lease Liabilities [Abstract]
Operating Lease, 2023		$ 863
Finance Lease, 2023		171
Operating Lease, 2024		614
Finance Lease, 2024		91
Operating Lease, 2025		493
Finance Lease, 2025		50
Operating Lease, 2026		461
Finance Lease, 2026		16
Operating Lease, 2027		200
Finance Lease, 2027
Operating Lease, Total minimum lease payments		2,631
Finance Lease, Total minimum lease payments		328
Operating Lease, Less imputed interest		(310)
Finance Lease, Less imputed interest		(30)
Operating Lease, Total lease liabilities	$ 2,219	2,321
Finance Lease, Total lease liabilities		$ 298